VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

101 Munson Street

Greenfield, Massachusetts 01301

September 29, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Global Dividend & Income Fund Inc.

(formerly known as, The Zweig Total Return Fund, Inc.)

CIK 0000836412

(File No. 811-05620)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Global Dividend & Income Fund Inc.

Any questions or comments with respect to this filing may be directed to the undersigned at (860) 263-4799.

Very truly yours,

/s/ William J. Renahan
William J. Renahan

Enclosures

cc:	Stuart H. Coleman, Esq. David C. Mahaffey, Esq.